Provisions - Main Actuarial Assumptions Used in Telefónica United Kingdom Pension Plan (Details) - Telefónica United Kingdom - Foreign defined benefit plans	12 Months Ended
	Dec. 31, 2017 year beneficiary	Dec. 31, 2016 beneficiary
Disclosure of defined benefit plans [line items]
Number of beneficiaries under plan | beneficiary	4,491	4,532
Average duration of plans | year	23
Nominal rate of pension payment increase	3.15%	3.15%
Discount rate	2.45%	2.60%
Expected inflation	3.30%	3.35%